Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 MMBTU T $ / ton	Dec. 31, 2024 T $ / ton	Dec. 31, 2023 USD ($)	Dec. 31, 2019 USD ($)	Nov. 01, 2012 T
Disclosure of commitments and contingencies [Abstract]
Capital commitments, volume					12,100
Capital commitments, term					20 years
Capital commitments, annual minimum					500
Capital commitments, annual maximum					2,400
Capital commitments, quantity received	664	531
Capital commitments, quantity to be received	3,609	4,273
Capital commitments excluding taxes and fees (in dollars per ton) | $ / ton	24.99	22.27
Capital commitments, supply commitment to be paid | $				$ 11,600
Capital commitments, supply commitment to be paid, term				6 years
Capital commitments, supply commitment to be paid, annual amount | $				$ 1,935
Payments for capital commitments | $			$ 8,390
Capital commitments, quantity to be paid | MMBTU	900,000